NestYield Dynamic Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary Products - 2.1%
Tesla, Inc.(a)	2,701	$901,783

Financial Services - 10.5%
Block, Inc. - Class A(a)	19,935	1,587,623
Coinbase Global, Inc. - Class A(a)	9,306	2,834,049
		4,421,672

Health Care - 4.8%
Eli Lilly & Co.	2,758	2,020,456

Media - 23.6%
Alphabet, Inc. - Class A	9,493	2,021,155
AppLovin Corp. - Class A(a)	6,177	2,956,250
Meta Platforms, Inc. - Class A	2,740	2,024,038
Netflix, Inc.(a)	2,435	2,942,089
		9,943,532

Retail & Wholesale - Discretionary - 4.8%
Amazon.com, Inc.(a)	8,750	2,003,750

Software & Tech Services - 20.8%
Microsoft Corp.	3,936	1,994,332
Oracle Corp.	9,163	2,072,029
Palantir Technologies, Inc. - Class A(a)	17,227	2,699,643
Strategy, Inc. - Class A(a)	5,872	1,963,656
		8,729,660

Tech Hardware & Semiconductors - 22.0%
Apple, Inc.	3,721	863,793
Broadcom, Inc.	10,845	3,225,195
NVIDIA Corp.	17,953	3,127,053
Super Micro Computer, Inc.(a)	48,501	2,014,731
		9,230,772

Utilities - 7.0%
Vistra Corp.	15,639	2,957,491

TOTAL COMMON STOCKS (Cost $36,031,441)		40,209,116

PURCHASED OPTIONS - 1.3%(b)(c)(d)	Notional Amount	Contracts	Value
Block, Inc., Expiration: 9/5/2025; Exercise Price: $174.00	$1,584,836	199	$1,492
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $930.00	1,338,255	45	88,312
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $900.00	1,427,472	48	115,920
Coinbase Global, Inc., Expiration: 9/5/2025; Exercise Price: $670.00	2,832,222	93	6,743
Invesco QQQ Trust, Expiration: 10/31/2025; Exercise Price: $1,100.00	5,704,000	100	94,900
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $555.00	4,075,812	234	217,035
Palantir Technologies, Inc., Expiration: 9/5/2025; Exercise Price: $170.00	2,695,412	172	7,310
Super Micro Computer, Inc., Expiration: 9/5/2025; Exercise Price: $92.00	2,014,690	485	5,335
Tesla, Inc., Expiration: 9/5/2025; Exercise Price: $1,110.00	901,449	27	797
			537,844

TOTAL PURCHASED OPTIONS (Cost $708,654)			537,844

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares	Value
First American Government Obligations Fund - Class X, 4.22%(e)		399,737	399,737

TOTAL SHORT-TERM INVESTMENTS (Cost $399,737)			399,737

TOTAL INVESTMENTS - 97.9% (Cost $37,139,832)			$41,146,697
Other Assets in Excess of Liabilities - 2.1%			889,012
TOTAL NET ASSETS - 100.0%			$42,035,709

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

NestYield Dynamic Income ETF
Schedule of Written Options Contracts
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Block, Inc., Expiration: 9/5/2025; Exercise Price: $166.00	$(1,584,836)	(199)	$(8,159)
Coinbase Global, Inc., Expiration: 9/5/2025; Exercise Price: $630.00	(2,832,222)	(93)	(33,713)
Palantir Technologies, Inc., Expiration: 9/5/2025; Exercise Price: $160.00	(2,695,412)	(172)	(38,872)
Super Micro Computer, Inc., Expiration: 9/5/2025; Exercise Price: $87.00	(2,014,690)	(485)	(19,158)
Tesla, Inc., Expiration: 9/5/2025; Exercise Price: $1,057.50	(901,449)	(27)	(3,847)
			(103,749)

TOTAL WRITTEN OPTIONS (Premiums received $120,873)			(103,749)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.